Investment Securities - Schedule of Amortized Cost and Estimated Fair Value of Investment Securities by Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Weighted Average Yield
Within one year or less	3.84%
One through five years	2.68%
After five through ten years	2.67%
Over ten years	2.94%
Weighted average yield	2.89%
Amortized Cost
Within one year or less	$ 2,958
One through five years	63,397
After five through ten years	829,027
Over ten years	3,947,931
Amortized Cost	4,843,313	$ 4,647,931
Estimated Fair Value
Within one year or less	2,967
One through five years	63,183
After five through ten years	819,056
Over ten years	3,898,373
Estimated fair value	$ 4,783,579	4,590,062
Weighted Average Yield
Within one year or less	2.77%
One through five years	2.47%
After five through ten years	2.56%
Over ten years	2.62%
Weighted average yield	2.60%
Amortized Cost
Within one year or less	$ 1,309
One through five years	6,303
After five through ten years	42,827
Over ten years	157,007
Amortized Cost	207,446	227,318
Estimated Fair Value
Within one year or less	1,313
One through five years	6,291
After five through ten years	42,571
Over ten years	154,102
Estimated fair value	$ 204,277	$ 227,964